Taxes - Tax Effects of Temporary Differences and Tax Loss Carry-forwards (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	kr 23,109	kr 26,296
Deferred tax liabilities	884	1,089
Net balance	22,225	25,207	kr 29,950
Intangible assets and property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	160	771
Deferred tax liabilities	1,331	1,579
Current assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,605	2,235
Deferred tax liabilities	862	862
Post employment benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,782	7,062
Deferred tax liabilities	567	378
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,555	3,739
Deferred tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,288	8,285
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,425	1,794
Deferred tax liabilities	44	277
Loss Carry Forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,214	4,417
Deferred tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	25,029	28,303
Deferred tax liabilities	2,804	3,096
Net balance	22,225	25,207
Netting of tax assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Netting of deferred tax assets	(1,920)	(2,007)
Netting of deferred tax liabilities	kr (1,920)	kr (2,007)